GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Cash and cash equivalents			$ 160		$ 6	$ 3		$ 25
Accumulated deficit			29,565		29,118	$ 29,069		$ 28,847
Gravitics Inc [Member]
Cash and cash equivalents			2,734		183		$ 863
Accumulated deficit			$ 67,048		$ 42,538		$ 30,839
Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
Number of shares issued	2,240,041	337,540
Stock price per share	$ 4.89	$ 4.89		$ 4.89
Gross proceeds	$ 10,900	$ 1,700